CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 months	Dec. 31, 2011
Continuance Of Operations 1		$ 5,324,757
Continuance Of Operations 2		17,646,122
Continuance Of Operations 3		6,629,046
Continuance Of Operations 1	4,456,814
Continuance Of Operations 2	22,102,936
Continuance Of Operations 3	$ 2,459,936
Continuance Of Operations 4	12